Financial Instruments and Fair Value Disclosures (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Financial Instruments and Fair Value Disclosures [Abstract]
Fair value of warrants' liability	$ 25	$ 27
Series A Warrants [Member]
Financial Instruments and Fair Value Disclosures [Abstract]
Fair value of warrants' liability	$ 25	$ 27